SHAREHOLDERS' EQUITY (Details 3) (CAD) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of units
Balance, beginning of year (in shares)	1,570
Granted (in shares)	1,464
Vested (in shares)	(624)
Forfeited (in shares)	(199)
Balance, end of year (in shares)	2,211
Recognized cash share-based compensation expense	15,102,000
Unrecognized cash share-based compensation expense	3,685,000
Recognized non-cash share-based compensation expense	9,202,000
Unrecognized non-cash share-based compensation expense	11,623,000
Long-term incentive plans expense non-cash
Number of units
Recognized non-cash share-based compensation expense	9,300,000
Intrinsic value	20,825,000
Non-Cash paid for settlement of compensation costs		0	0
Long-term incentive plans (recovery)/expense
Number of units
Recognized cash share-based compensation expense	(1,220,000)	23,262,000	5,618,000
Intrinsic value	18,787,000
Cash paid for settlement of compensation costs	14,100,000	11,100,000	14,000,000
Cash Settled PSU
Number of units
Balance, beginning of year (in shares)	650
Vested (in shares)	(224)
Forfeited (in shares)	(20)
Balance, end of year (in shares)	406
Recognized cash share-based compensation expense	8,051,000
Unrecognized cash share-based compensation expense	2,698,000
Intrinsic value	10,749,000
Weighted average remaining contractual term	9 months 18 days
Cash Settled RSU
Number of units
Balance, beginning of year (in shares)	821
Granted (in shares)	8
Vested (in shares)	(376)
Forfeited (in shares)	(55)
Balance, end of year (in shares)	398
Recognized cash share-based compensation expense	5,098,000
Unrecognized cash share-based compensation expense	987,000
Intrinsic value	6,085,000
Weighted average remaining contractual term	6 months
Cash Settled DSU
Number of units
Balance, beginning of year (in shares)	99
Granted (in shares)	47
Vested (in shares)	(24)
Balance, end of year (in shares)	122
Recognized cash share-based compensation expense	1,953,000
Intrinsic value	1,953,000
Equity Settled PSU
Number of units
Granted (in shares)	560
Forfeited (in shares)	(50)
Balance, end of year (in shares)	510
Recognized non-cash share-based compensation expense	2,239,000
Unrecognized non-cash share-based compensation expense	5,273,000
Intrinsic value	7,512,000
Weighted average remaining contractual term	2 years
Equity Settled RSU
Number of units
Granted (in shares)	849
Forfeited (in shares)	(74)
Balance, end of year (in shares)	775
Recognized non-cash share-based compensation expense	6,963,000
Unrecognized non-cash share-based compensation expense	6,350,000
Intrinsic value	13,313,000
Weighted average remaining contractual term	1 year 6 months